Long-Term Debt - Additional Information - Five Term Loans (Detail)	12 Months Ended
	Dec. 31, 2015 USD ($) SecurityLoan Term_loan	Dec. 31, 2014 USD ($)	Dec. 31, 2013
Debt Instrument [Line Items]
Total principal	$ 1,166,301,000	$ 710,328,000
Minimum [Member]
Debt Instrument [Line Items]
Percentage of margin	0.30%
Maximum [Member]
Debt Instrument [Line Items]
Percentage of margin	2.80%
Secured Debt [Member]
Debt Instrument [Line Items]
Number of debt instruments | SecurityLoan	5
Total principal	$ 635,330,000	$ 147,470,000
Reference rate for the variable rate of the debt instrument	LIBOR
Minimum hull coverage ratios	120.00%	130.00%	135.00%
Debt instrument, collateral description	The term loans are collateralized by first-priority mortgages on 23 of the Company’s vessels, together with certain other related security
Secured Debt [Member] | Guaranteed By Teekay Corporation [Member]
Debt Instrument [Line Items]
Number of debt instruments | Term_loan	1
Maintain the greater of free cash liquidity	$ 50,000,000
Minimum liquidity as a percentage of debt	5.00%
Secured Debt [Member] | Not Guaranteed By Teekay Corporation [Member]
Debt Instrument [Line Items]
Number of debt instruments | Term_loan	2
Minimum liquidity covenant requirement	$ 35,000,000
Minimum liquidity as a percentage of consolidated debt covenant requirement	5.00%
Secured Debt [Member] | Minimum [Member]
Debt Instrument [Line Items]
Term loan fixed interest rate	4.06%
Percentage of margin	0.30%	0.30%
Actual hull coverage ratio	174.00%
Secured Debt [Member] | Maximum [Member]
Debt Instrument [Line Items]
Term loan fixed interest rate	4.90%
Percentage of margin	2.80%	1.00%
Actual hull coverage ratio	1077.00%
Secured Debt Two [Member] | Guaranteed By Teekay Corporation [Member]
Debt Instrument [Line Items]
Number of debt instruments | Term_loan	2
Maintain the greater of free cash liquidity	$ 100,000,000
Minimum liquidity as a percentage of debt	7.50%